COMMITMENTS (Schedule of Supplemental Cash Flow Information Related to Leases) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Cash paid for amounts included in the measurement of leases liabilities:
Operating cash flows from operating leases	$ 807